DISCONTINUED OPERATIONS - LOSS OF CONTROL (Tables)	12 Months Ended
Nov. 30, 2023
Disclosure of analysis of single amount of discontinued operations [line items]
Disclosure of gain (loss) from discontinued operations [Table Text Block]
	Year ended November 30
	2023	2022	2021
Net Gain (Loss) from discontinued operations - loss of control	$995,142	$(1,949,330)	$(2,191,326)

Disclosure of results of operations of discontinued operations [Table Text Block]
	For the years ended November 30
	2023	2022	2021
Sales	$-	$607,359	$184,396
Cost of sales	-	(191,175)	(103,109)
Gross Profit	-	416,184	81,287
OPERATING EXPENSES
General and administrative	-	1,519,539	1,074,492
Business development	-	62,763	200,465
Research and development	-	233,264	985,006
Total expenses	-	1,815,566	2,259,963
OTHER INCOME (EXPENSES)
Impairment loss on Demo Equipment	-	(236,677)	-
Impairment of intangible asset	-	(330,650)	-
Other Income	-	5,042	-
Gain on debt forgiveness	-	11,532	-
Foreign exchange gain (loss)	-	805	(12,650)
Total other income (expense)	-	(549,948)	(12,650)
Loss from discontinued operations	$-	$(1,949,330)	$(2,191,326)

Disclosure of gain from loss of control of subsidiaries [Table Text Block]
	PRT USA	PRT UK	Tetra Drones	Total
Net liabilities before loss of control of subsidiaries	$4,870,623	$1,481,194	$227,907	$6,579,724
Foreign currency translation adjustments	(123,484)	25,310	3,023	(95,151)
Less: Receivables from subsidiaries	(4,248,018)	(1,120,913)	(120,500)	(5,489,431)
Gain from loss of control of subsidiaries	$499,121	$385,591	$110,430	$995,142

PRT USA [Member]
Disclosure of analysis of single amount of discontinued operations [line items]
Disclosure of net assets and liabilities of discontinued operations [Table Text Block]
As at
December 1, 2022

ASSETS
Current Assets
Cash, cash equivalents, and restricted cash	$9,700
Prepaid expenses	8,313
Account receivable	6,831
Inventories	2,163
Total current assets of discontinued operations	27,007
Non-current assets
Equipment	5,919
Right of use asset	38,189
Total non-current assets of discontinued operations	44,108
Assets of discontinued operations	$71,115
LIABILITIES
Liabilities
Accounts payable	$284,181
Lease liability	671,205
Due to related parties	4,608,071
Liabilities of discontinued operation	4,941,738

Carrying value of net liabilities immediately prior to loss of control of subsidiary	$4,870,623
Receivable from PRT USA	(4,248,018)
Reclassification of foreign currency translation	(123,484)
Gain from loss of control of PRT USA	$499,121

PRT UK [Member]
Disclosure of analysis of single amount of discontinued operations [line items]
Disclosure of net assets and liabilities of discontinued operations [Table Text Block]
As at
December 1, 2022

ASSETS
Current Assets
Cash, cash equivalents, and restricted cash	$3,852
Prepaid expenses	8,983
Total current assets of discontinued operations	12,835
Non-current assets
Equipment	9,171
Right of use asset	24,686
Total non-current assets of discontinued operations	33,857
Assets of discontinued operations	$46,692
LIABILITIES
Current Liabilities
Accounts payable	$455,062
Current Lease Liability	26,456
Due to related parties	919,436
Deferred revenue	124,918
Liabilities of discontinued operations	$1,527,886

Carrying value of net liabilities immediately prior to loss of control of subsidiary	$1,481,194
Receivable from PRT UK	(1,120,913)
Foreign exchange gains	25,310
Gain from loss of control of PRT UK	$385,591

Tetra Drones [Member]
Disclosure of analysis of single amount of discontinued operations [line items]
Disclosure of net assets and liabilities of discontinued operations [Table Text Block]
As at
December 1, 2022
ASSETS
Current Assets
Sales tax receivable	$435
Total current assets of discontinued operations	435
Non-current assets
Equipment	9,982
Total non-current assets of discontinued operations	9,982
Assets of discontinued operations	$10,417
LIABILITIES
Current Liabilities
Bank Overdraft	$16,294
Accounts payable	12,043
Due to related parties	209,738
Loan payable - current	249
Liabilities of discontinued operations	$238,324

Carrying value of net liabilities immediately prior to loss of control of subsidiary	$227,907
Receivable from Tetra Drones	(120,500)
Foreign exchange gains	3,023
Gain from loss of control of Tetra Drones	$110,430